Summary of Significant Accounting Policies - Options (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Summary of Significant Accounting Policies
Number of options granted (in shares)	15,343,797	0	21,779,577	5,627,700	4,037,500